CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Real estate investments, at cost:
Land	$ 273,375	$ 274,993
Buildings, fixtures and improvements	826,487	815,568
Acquired intangible lease assets	180,213	192,454
Total real estate investments, at cost	1,280,075	1,283,015
Less: accumulated depreciation and amortization	(120,300)	(68,221)
Total real estate investments, net	1,159,775	1,214,794
Cash and cash equivalents	30,950	40,033
Restricted cash	4,600	4,828
Prepaid expenses and other assets	21,255	17,629
Deferred costs, net	7,276	7,369
Land held for sale	0	500
Total assets	1,223,856	1,285,153
LIABILITIES AND STOCKHOLDERS' EQUITY
Mortgage notes payable, net of deferred financing costs	126,585	127,251
Mortgage premiums, net	3,776	4,764
Credit facility	304,000	304,000
Below-market lease liabilities, net	70,933	78,103
Derivatives, at fair value	251	415
Accounts payable and accrued expenses (including $1,175 and $828 due to related parties as of December 31, 2016 and 2015, respectively)	16,411	18,216
Deferred rent and other liabilities	3,469	3,958
Distributions payable	5,383	5,296
Total liabilities	530,808	542,003
Preferred stock, $0.01 par value per share, 50,000,000 authorized, none issued or outstanding at December 31, 2016 and 2015	0	0
Common stock, $0.01 par value per share, 300,000,000 shares authorized, 99,268,676 and 96,866,152 shares issued and outstanding at December 31, 2016 and 2015, respectively	993	969
Additional paid-in capital	881,453	859,421
Accumulated other comprehensive loss	(248)	(410)
Accumulated deficit	(189,150)	(116,830)
Total stockholders' equity	693,048	743,150
Total liabilities and stockholders' equity	$ 1,223,856	$ 1,285,153